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                                         NEW YORK LIFE INSURANCE COMPANY
                                         51 Madison Avenue
                                         New York, NY 10010
                                         Bus: 212-576-7558
                                         Fax: 212-447-0569
                                         E-Mail:charles_a_whites@newyorklife.com
                                         www.newyorklife.com

                                         CHARLES A. WHITES, JR.
                                         Assistant General Counsel

VIA EDGAR

July 30, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Annuity Separate Account - III
     File Nos. 333-156018 and 811-08904
     -----------------------------------------------

Commissioners:

On behalf of the above-captioned registrant (the "Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of the Prospectuses and Statements of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Pre-Effective Amendment No. 1 on Form N-4 that was filed by the Registrant on April 15, 2009 (the "Amendment"); and (ii) the text of the Amendment was filed electronically on April 15, 2009.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,


/s/ Charles A. Whites, Jr.
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Charles A. Whites, Jr.